Note 21 - Parent Company - Condensed Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity securities, at fair value	$ 98,322	$ 95,283
Other assets	9,698	9,356
Assets, Total	1,248,398	1,106,336
Trust preferred debt	8,248	8,248
Liabilities, Total	1,120,108	986,473
STOCKHOLDERS' EQUITY	128,290	119,863	$ 76,960
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	1,248,398	1,106,336
Parent Company [Member]
Cash and due from banks	1,582	1,766
Equity securities, at fair value	616	625
Other assets	4,080	3,450
Assets, Total	137,008	128,150
Other liabilities	470	39
Liabilities, Total	8,718	8,287
STOCKHOLDERS' EQUITY	128,290	119,863
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	137,008	128,150
Parent Company [Member] | Non Bank Subsidiary [Member]
Equity method investments	2,364	2,363
Parent Company [Member] | Subsidiary Banks [Member]
Equity method investments	$ 128,366	$ 119,946